Annual Total Returns- Vanguard Pacific Stock Index Fund (Admiral) [BarChart] - Admiral - Vanguard Pacific Stock Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.89%)	15.61%	17.55%	(4.54%)	2.43%	5.29%	28.62%	(13.89%)	17.58%	16.57%